INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - Summary of Balances of Subsidiaries, According to the IFRS-based Accounting Framework (Detail) - ARS ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Total Assets	$ 22,975,396,896		$ 22,975,396,896		$ 20,593,625,497
Total Liabilities	18,536,119,437		18,536,119,437		16,527,246,046
Shareholders´ Equity	4,439,277,459	$ 3,883,737,682	4,439,277,459	$ 3,883,737,682	$ 4,066,379,451	$ 3,821,736,523
Net Income for The Period	167,940,407	$ 165,715,616	956,161,583	$ 499,339,552
Agri Tech Investments Argentina S.A.U.
Disclosure of subsidiaries [line items]
Total Assets	3,146,790		3,146,790
Total Liabilities	1,601,991		1,601,991
Shareholders´ Equity	1,544,799		1,544,799
Net Income for The Period			(2,902,535)
Agri Tech Investments LLC
Disclosure of subsidiaries [line items]
Total Assets	1,641,917		1,641,917
Total Liabilities	132,959		132,959
Shareholders´ Equity	1,508,958		1,508,958
Net Income for The Period			(1,809,766)
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subsidiaries [line items]
Total Assets	19,114,594,274		19,114,594,274
Total Liabilities	15,548,002,226		15,548,002,226
Shareholders´ Equity	3,566,592,048		3,566,592,048
Net Income for The Period			751,585,803
Galicia Asset Management S.A.U.
Disclosure of subsidiaries [line items]
Total Assets	50,219,242		50,219,242
Total Liabilities	18,485,886		18,485,886
Shareholders´ Equity	31,733,356		31,733,356
Net Income for The Period			45,327,929
Galicia Broker Asesores de Seguros S.A.
Disclosure of subsidiaries [line items]
Total Assets	3,180,108		3,180,108
Total Liabilities	1,438,896		1,438,896
Shareholders´ Equity	1,741,212		1,741,212
Net Income for The Period			1,581,361
Galicia Capital US LLC
Disclosure of subsidiaries [line items]
Total Assets	3,854,431		3,854,431
Total Liabilities	1,243,850		1,243,850
Shareholders´ Equity	2,610,581		2,610,581
Net Income for The Period			(641,539)
Galicia Holdings US Inc.
Disclosure of subsidiaries [line items]
Total Assets	3,894,981		3,894,981
Total Liabilities	0		0
Shareholders´ Equity	3,894,981		3,894,981
Net Income for The Period			(1,223,334)
Galicia Investments LLC
Disclosure of subsidiaries [line items]
Total Assets	21,953		21,953
Total Liabilities	0		0
Shareholders´ Equity	21,953		21,953
Net Income for The Period			(10,641)
Galicia Retiro Compañía de Seguros S.A.U.
Disclosure of subsidiaries [line items]
Total Assets	5,618,108		5,618,108
Total Liabilities	4,527,277		4,527,277
Shareholders´ Equity	1,090,831		1,090,831
Net Income for The Period			(476,104)
Galicia Securities S.A.U.
Disclosure of subsidiaries [line items]
Total Assets	156,001,468		156,001,468
Total Liabilities	125,766,605		125,766,605
Shareholders´ Equity	30,234,863		30,234,863
Net Income for The Period			18,013,750
Galicia Seguros S.A.U.
Disclosure of subsidiaries [line items]
Total Assets	34,467,797		34,467,797
Total Liabilities	15,393,040		15,393,040
Shareholders´ Equity	19,074,757		19,074,757
Net Income for The Period			(719,493)
Galicia Ventures LP
Disclosure of subsidiaries [line items]
Total Assets	2,195,317		2,195,317
Total Liabilities	0		0
Shareholders´ Equity	2,195,317		2,195,317
Net Income for The Period			(927,563)
Galicia Warrants S.A.
Disclosure of subsidiaries [line items]
Total Assets	11,195,481		11,195,481
Total Liabilities	3,729,484		3,729,484
Shareholders´ Equity	7,465,997		7,465,997
Net Income for The Period			558,317
Nera Uruguay S.A.
Disclosure of subsidiaries [line items]
Total Assets	12,455		12,455
Total Liabilities	22,376		22,376
Shareholders´ Equity	(9,921)		(9,921)
Net Income for The Period			(9,472)
Nera Paraguay S.A.
Disclosure of subsidiaries [line items]
Total Assets	132,959		132,959
Total Liabilities	0		0
Shareholders´ Equity	132,959		132,959
Net Income for The Period			(23,145)
IGAM LLC
Disclosure of subsidiaries [line items]
Total Assets	20,130,681		20,130,681
Total Liabilities	2,750		2,750
Shareholders´ Equity	20,127,931		20,127,931
Net Income for The Period			(9,727,366)
INVIU S.A.U.
Disclosure of subsidiaries [line items]
Total Assets	120,254,784		120,254,784
Total Liabilities	110,453,785		110,453,785
Shareholders´ Equity	9,800,999		9,800,999
Net Income for The Period			(5,821,328)
INVIU Capital Markets Limited
Disclosure of subsidiaries [line items]
Total Assets	2,129,042		2,129,042
Total Liabilities	195,312		195,312
Shareholders´ Equity	1,933,730		1,933,730
Net Income for The Period			51,019
INVIU Manager Investment Ltd.
Disclosure of subsidiaries [line items]
Total Assets	37,851		37,851
Total Liabilities	25,811		25,811
Shareholders´ Equity	12,040		12,040
Net Income for The Period			(9,291)
INVIU México S.A.P.I. de C.V.
Disclosure of subsidiaries [line items]
Total Assets	73		73
Total Liabilities	0		0
Shareholders´ Equity	73		73
Net Income for The Period			62
INVIU Perú S.A.B. S.A.C.
Disclosure of subsidiaries [line items]
Total Assets	641,387		641,387
Total Liabilities	0		0
Shareholders´ Equity	641,387		641,387
Net Income for The Period			4,734
INVIU Technology Limited
Disclosure of subsidiaries [line items]
Total Assets	658,354		658,354
Total Liabilities	603,719		603,719
Shareholders´ Equity	54,635		54,635
Net Income for The Period			49,385
INVIU Uruguay Agente de Valores S.A.U.
Disclosure of subsidiaries [line items]
Total Assets	2,865,191		2,865,191
Total Liabilities	1,734,917		1,734,917
Shareholders´ Equity	1,130,274		1,130,274
Net Income for The Period			(280,616)
Vestly Asset Management LLC
Disclosure of subsidiaries [line items]
Total Assets	97		97
Total Liabilities	0		0
Shareholders´ Equity	97		97
Net Income for The Period			9
Vestly México S.A. de C.V.
Disclosure of subsidiaries [line items]
Total Assets	70		70
Total Liabilities	0		0
Shareholders´ Equity	70		70
Net Income for The Period			60
Naranja Digital Compañía Financiera S.A.U.
Disclosure of subsidiaries [line items]
Total Assets	849,038,439		849,038,439
Total Liabilities	775,308,947		775,308,947
Shareholders´ Equity	73,729,492		73,729,492
Net Income for The Period			42,925,514
Sudamericana Holding S.A.
Disclosure of subsidiaries [line items]
Total Assets	35,660,850		35,660,850
Total Liabilities	52,617		52,617
Shareholders´ Equity	35,608,233		35,608,233
Net Income for The Period			(17,325,607)
Sudamericana Seguros Galicia S.A. (ex Seguros SURA S.A.)
Disclosure of subsidiaries [line items]
Total Assets	226,941,682		226,941,682
Total Liabilities	214,601,138		214,601,138
Shareholders´ Equity	12,340,544		12,340,544
Net Income for The Period			(19,135,953)
Tarjeta Naranja S.A.U.
Disclosure of subsidiaries [line items]
Total Assets	2,718,935,903		2,718,935,903
Total Liabilities	2,129,387,775		2,129,387,775
Shareholders´ Equity	589,548,128		589,548,128
Net Income for The Period			148,837,314
Tarjetas Regionales S.A.
Disclosure of subsidiaries [line items]
Total Assets	704,747,693		704,747,693
Total Liabilities	13,472		13,472
Shareholders´ Equity	704,734,221		704,734,221
Net Income for The Period			191,546,346
Well Assistance S.A.U.
Disclosure of subsidiaries [line items]
Total Assets	47,108		47,108
Total Liabilities	26,685		26,685
Shareholders´ Equity	$ 20,423		20,423
Net Income for The Period			$ 15,641